SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	4 Months Ended	12 Months Ended
	May 30, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jul. 29, 2020
IfrsStatementLineItems [Line Items]
Issuance of notes payable to related parties		$ 167,583	$ 459,580	$ 39,497
Debt interest rate		8.00%
Notes payable with related parties					$ 10,000
After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Debt interest rate	8.00%
Related parties owed amount	$ 1,911,451
Interest accured notes payable	145,847
Repayment of remaining balance	1,765,604
Notes payable with related parties	450,000
CEO [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Issuance of notes payable to related parties	40,033
Company Owned by Officers and Directors [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Issuance of notes payable to related parties	61,740
Ms. Caitlin Jeffs [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Issuance of notes payable to related parties	$ 3,500